dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Feb. 12, 2020	Oct. 01, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Dividends per share
Dividends per share	$ 0.5825		$ 0.5825	$ 0.5625	$ 0.5625	$ 0.5450	$ 0.5450	$ 0.5250	$ 0.5250	$ 0.5050	$ 2.2525	$ 2.1000
Dividends Declared			$ 352	$ 338	$ 339	$ 329	$ 326	$ 313	$ 315	$ 299	$ 1,358	$ 1,253
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)											5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in Common Shares											$ 256	$ 54